Interest and similar expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of breakdown interest and similar charges accrued

Thousand of reais	2023	2022	2021

Credit institutions deposits	9,828,381	6,736,736	4,712,388
Customer deposits	48,543,885	38,508,954	13,187,967
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	4,998,766	6,951,908	4,536,849
Debt Instruments Eligible to Compose Capital (note 19)	1,925,772	863,394	902,398
Pension Plans (note 21)	189,139	176,224	237,024
Other interest (1)	15,912,730	14,484,725	3,092,216
Total	81,398,673	67,721,941	26,668,842
(1)	It is mainly composed of Expenses with Interest on Repo Agreements